UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY                08/14/08
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
















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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:           $45,602
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE















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                                                       FORM 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
------------------------------ --------------    --------   --------    ---------------- ----------- ---------- -------------------
                                                             VALUE      SHRS OR SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT PRN CALL DISCRETION  MANAGERS    SOLE  SHARED  NONE
------------------------------ --------------    --------   --------    ---------------- ----------- ---------- -------------------

COCA COLA FEMSA S A B DE C V   SPON ADR REP L    191241108      164      2,900  SH          SOLE                2,900     0     0
CORN PRODS INTL INC            COM               219023108    2,210     45,000  SH          SOLE               45,000     0     0
ISHARES INC                    MSCI MEXICO       464286822      318      5,590  SH          SOLE                5,590     0     0
ISHARES INC                    MSCI S KOREA      464286772      170      3,330  SH          SOLE                3,330     0     0
ISHARES INC                    MSCI TAIWAN       464286731    1,631    115,425  SH          SOLE              115,425     0     0
ISHARES TR                     MSCI EMERG MKT    464287234   31,183    230,000  SH  PUT     SOLE              230,000     0     0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408    3,542     50,000  SH          SOLE               50,000     0     0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD    73936B408    1,220     30,000  SH          SOLE               30,000     0     0
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605      203     10,000  SH          SOLE               10,000     0     0
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605    4,457    220,000  SH  PUT     SOLE              220,000     0     0
SIMCERE PHARMACEUTICAL GROUP   SPON ADR          82859P104      145     11,500  SH          SOLE               11,500     0     0
TELECOM ARGENTINA S A          SPON ADR REP B    879273209       14      1,000  SH          SOLE                1,000     0     0
TENARIS S A                    SPONSORED ADR     88031M109      194      2,600  SH          SOLE                2,600     0     0
YINGLI GREEN ENERGY HLDG CO    ADR               98584B103      151      9,500  SH          SOLE                9,500     0     0


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